Allison Pristash
State Street 1 Lincoln Street
Mail Stop SFC 0805
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

February 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated January 17, 2020 to the prospectuses for the following funds:

iShares iBonds 2021 Term High Yield and Income ETF

iShares iBonds 2022 Term High Yield and Income ETF

iShares iBonds 2023 Term High Yield and Income ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

The purpose of this filing is to submit the 497 dated January 17, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc:	Benjamin Haskin, Esq.